Long-term Debt - Equipment Loans (Details)	12 Months Ended
	Sep. 30, 2022 USD ($) installment	Sep. 30, 2021 USD ($)
Additions:
Repayments	$ (11,900,000)	$ (10,416,000)
Equipment loans
Long-term Debt
Equipment pledged as security	14,949,000	6,939,000
Beginning Balance	7,384,000	4,750,000
Additions:
Acquisitions	1,161,000	3,001,000
Operations	9,062,000	10,049,000
Repayments	(11,900,000)	(10,416,000)
Ending Balance	5,707,000	7,384,000
Current portion, less than 1 year	5,473,000	6,992,000
Long-term portion, due between 1 and 5 years	$ 234,000	$ 392,000
Equipment loans | Repayment in twelve months
Long-term Debt
Interest rate	0.00%
Number of equal monthly installments | installment	12
Incremental borrowing rate	6.00%